IMPAIRMENT, NET OF REVERSALS (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT, NET OF REVERSALS
Schedule of impairment, net of reversals, on assets

	Years ended December 31,
	2018	2017
Property, plant and equipment (i)	$—	$21.5
	$—	$21.5